ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - $ / shares	12 Months Ended
	Mar. 31, 2017	Dec. 31, 1994	Mar. 31, 2016
Organization And Summary Of Significant Accounting Policies [Line Items]
Units of limited partnership interest, authorized		20,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10	$ 10
Limited Partners Capital Account Additional Units Registered For Sale		2,000,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	99.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	1.00%